Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements requires management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, costs and expenses, and related disclosures. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates required to be made by management, include, but are not limited to, the assessment of a provision for doubtful accounts, the useful lives of property and equipment and intangible asset, and valuation of deferred tax assets. Actual results may differ from those estimates under different assumptions or conditions.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50 % of the voting power; or (ii) the Company has the power to appoint or remove a majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Fair value measurements

Fair value measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value, and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that may reflect the Company’s own assumptions that cannot be corroborated with observable market data.

Management of the Company is responsible for considering the carrying amount of cash, restricted cash, accounts receivable, net, prepayments, other receivables, accounts receivable - related party, interest receivable - related party, accounts payable, operating lease liabilities -current, advance from clients, accounts payable - related party, due to related parties, taxes payable, and accruals and other payables based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Cash

Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains most of its bank accounts in the PRC.

Restricted Cash

Restricted Cash

According to the civil ruling (2023) Yue 0113 Cai Bao 865 issued on October 12, 2023, the plaintiff in this case is Guangzhou Boxin Technology Co., Ltd., and the defendant is Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd.

The case originated when the plaintiff filed a pre-action property preservation application, freezing the defendant’s bank deposit of RMB 215,200 (Approximately $30,310) in the Guangzhou Tianhe Tian’an Sub-branch of China Merchants Bank Co., Ltd., and the bank account number is 120914637510401.

Subsequently, the two parties reached a reconciliation, and the plaintiff applied for the lifting of the preservation. On March 12, 2024, the court ruled to lift the freezing of the defendant’s bank deposit.

Adoption of ASU 326 (including continuing and discontinued operations)

Adoption of ASU 326 (including continuing and discontinued operations)

On January 1, 2023, The Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 326”), using the modified retrospective transition method. ASU 326 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, The Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance resulted in a cumulative-effect adjustment to decrease the opening balance of retained earnings on January 1, 2023 by US$55,794 including the allowance for credit losses for accounts receivables, contract assets and other financial assets carried at amortized cost which are insignificant.

Accounts receivable and allowance for doubtful accounts (including continuing and discontinued operations)

Accounts receivable and allowance for doubtful accounts (including continuing and discontinued operations)

Prior to the Company’s adoption of ASU 326, accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable. The Company determines the adequacy of a reserve for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company regularly reviews the adequacy and appropriateness of the allowance for doubtful accounts.

After the adoption of ASU 326, The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and contract assets and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive (loss) /income. The Company assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Prepayments (including continuing and discontinued operations)

Prepayments (including continuing and discontinued operations)

Prepayments primarily consist of the prepayments to the service suppliers for the Company event hosting, planning, and execution. The Company maintains a provision for doubtful accounts to state prepayments at their estimated realizable value based on a variety of factors, including the possibility of releasing the prepayments into service, significant one-time events, and historical experience. As of December 31, 2024 and 2023, no provision for doubtful accounts for prepayments was made.

Other Receivables (including continuing and discontinued operations)

Other Receivables (including continuing and discontinued operations)

Other receivables represent other receivables mainly include security deposits, employee loans, and advances for employee social insurance and housing funds as well as prepayments of corporate income tax, which normally includes insignificant receivable amounts.

Property and Equipment, net (including continuing and discontinued operations)

Property and Equipment, net (including continuing and discontinued operations)

Property and equipment are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated useful lives (years)
Leasehold improvement	3/5
Vehicle	4
Office equipment	5
Electronic equipment	3

Intangible Assets, net (including continuing and discontinued operations)

Intangible Assets, net (including continuing and discontinued operations)

Intangible assets are stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible assets represents a production copyright that the Company purchased externally and is amortized straight- line over 10 years in accordance with the way the Company estimates to generate economic benefits from such copyright.

The estimated useful lives of the Company’s intangible assets are listed below:

Estimated useful lives (years)
Copyright	10
Patent	10
Trademarks	10
Software	10

Impairment of Long-lived Assets (including continuing and discontinued operations)

Impairment of Long-lived Assets (including continuing and discontinued operations)

Long-lived assets, including property and equipment with finite lives and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the non-discounted future cash flows generated from the assets and recognizes an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Lease (including continuing and discontinued operations)

Lease (including continuing and discontinued operations)

Before adopted ASC 842, a lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term.

On January 1, 2020, The Company adopted ASC 842, Leases (ASC 2016-02), using the modified retrospective transition method and used an effective date of as the date of initial application. As a result, the comparative periods were not restated. The Company has elected the package of practical expedients permitted which allows The Company not to reassess the following at adoption date: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASC 842).

The Company determines whether an arrangement is or contains a lease at inception. The Company’s accounting policy effective on the adoption date of ASC 842 is as follows:

Operating lease as Lessee

The Company classifies a lease as a financing lease when the lease meets any one of the following criteria at lease commencement:

(a).	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

(b).	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

(c).	The lease term is for a major part of the remaining economic life of the underlying asset.

The Company classifies a lease as a financing lease when the lease meets any one of the following criteria at lease commencement (continued):

(d).	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

(e).	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

When none of the criteria are met, The Company classifies a lease as an operating lease.

For operating leases, The Company records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that The Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, The Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “Operating lease ROU assets” and “Operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received, and any initial direct costs incurred by The Company.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

The Company elected the package of practical expedients permitted under the transition guidance to combine the lease and non-lease components as a single lease component for operating lease associated with the Company’s office space lease, and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

As of December 31, 2024, the Company has three operating leases for office, including an option to renew which is not at the Company’s sole discretion. The renewal to extend the lease term is not included in the Company’s ROU assets and operating lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and operating lease liabilities. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived non-financial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

The Company recognized no impairment loss of ROU assets as of December 31, 2024 and 2023.

The operating lease is included in operating lease right-of-use assets, operating lease liabilities-current and operating lease liabilities-non-current on the consolidated balance sheets.

Revenue Recognition (including continuing and discontinued operations)

Revenue Recognition (including continuing and discontinued operations)

The following five steps are applied to achieve the core principle of the new revenue standard: (i) identify contract(s) with a client; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation.

The Company’s revenues are recognized when persuasive evidence of an arrangement exists, service has occurred, and all performance obligations have been performed pursuant to the terms of the agreement, the sales price is fixed or determinable and collectability is reasonably assured. The Company revenue agreements generally do not include a right of return in relation to the delivered products or services. Depending on the terms of the agreement and the laws that apply to the agreement, service obligations may be delivered over time or at a point in time. Control of the services is transferred over time if the Company’s performance:

-	provides all of the benefits received and consumed simultaneously by the client;
-	creates and enhances an asset that the client controls as the Company performs; or
-	does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance complete to date.

If control of services transfers over time, revenue is recognized over the period of the agreement by reference to progress toward complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the client obtains control of the services.

The Company currently generates its revenue from the following main sources:

Revenues from advisory and transaction services

The Company deliver packaged advisory and transaction services to help design a financial plan, build up and maintain the corporate image of our clients, connect clients with potential investors, and present its client to the interested investors. Revenues from advisory and transaction services represent service fees associated with private fundraising transactions, which are recognized on net basis. The service fees were charged based on a certain percentage of the fund raised by the clients, which were only payable upon the completion of fundraising. The revenues are the amount of consideration to which the Company expects to be entitled in complete the fundraising transactions, the only performance obligation of the service. Revenue is recognized at the point when the advisory services have been conducted and the underlying fundraising transactions are completed under the terms of the respective contract. Payment term of advisory and transaction services is three days when the performance obligation completed.

Revenues from corporate consulting services

The Company provides a combination of corporate consulting services that are bundled and customized to fulfill each client’s unique financial needs. The corporate consulting services include various specific services (e.g., due diligence service, business plans, financing solutions). The Company charged a fixed price for a specific service and revenue is recognized when the Company completes the specific services agreed upon in the contract. Each of the specific services is considered as one performance obligation. Each performance obligation is independent to each other with specific price identified in the contract and the clients could contract with the Company for any one of the specific services. Since clients can cancel each specific service before it is delivered without any penalty, the Company does not have an enforceable right to payment from the client, and thus the services and prices are excluded from the contract until the individual specific service starts or advance payment is received. Before the full and complete delivery of the services, the clients cannot benefit from the performance and cannot control the work in progress. The Company control the rights to the services, and the services can easily be redirected to another client without incurring significant costs. As a result, the revenues do not meet the criteria of recognizing revenue over time, and such services shall only be useful to the client after delivered in full. The revenue is therefore recognized at the point in time when the deliverables, in the form of reports are delivered based on the specific terms of the contract.

Revenues from corporate business training services

Revenues from corporate business training services consist of two types (i) training fees and (ii) set-up fees. Each type of the training services is considered as one performance obligation. Each performance obligation is independent to each other, and its clients could contract with the Company for any one of the training services.

(i)	Training fees

The Company provides corporate business training services through diversified courses. The courses are provided in a short-term period. The revenue is recognized when the courses are fully delivered. Training fees are collected before providing any service and is recorded as advances from clients.

(ii)	Set-up fees

The Company offers referral and marketing service companies set-up services. The Company helps the referral and marketing service companies familiarize themselves with the training and conduct the business in a short period. Thereafter, the referral and marketing service companies have the right to promote the corporate business training services for the Company. A new partner is required to pay a non-refundable set-up fee. Any fees charged to the referral and marketing service companies for the set-up activities are recognized as revenue at the point in time when the set-up services have been completed and the Company has the right to bill the referral and marketing service companies.

Revenues from sales of devices to support AI data collection and analysis

The company entered the AI-related industry in 2024, focusing on enterprise-level AI solutions. It primarily provides smartwatches, laptops, and mobile devices to support AI data collection and analysis. With respect to the hardware sales contract, according to ASC 606-10-25-30, the company determine that the sales of our products is achieved when the customers sign on the delivery note as confirmation of the receipt of our products.

Revenues from others

Revenue from others is mainly derived from the small amount from referral services. The revenue from referral services is recognized at the point when both parties are satisfied with the performance obligation that agreed and signed on the contract.

Practical expedients

Cost to obtain a client – the Company pays certain costs to obtain a client contract such as commissions. As the Company’s client contracts have a contractual term of one year or less, it has elected to apply the practice expedient and expense these costs in profit or loss as incurred.

The Company currently generates its revenue from the following table presents revenues by service categories for the year ended December 31, 2024 and 2023, respectively:

	Years ended December 31,
	2024		2023
Service Category	$	% of revenues	$	% of revenues
Advisory and transaction services	405,308	9%	1,890,814	35%
Corporate business training services	1,051,870	23%	3,232,486	59%
Corporate consulting services	484,563	11%	320,930	6%
Revenues from sales of devices to support AI data collection and analysis	1,561,467	35%	-	-%
Others	247,144	6%	3,649	-%
Total revenues from continuing operations	3,750,352	84%	5,447,879	100%
Total revenues from discontinued operations	724,338	16%	5,362	-%
Total revenues	4,474,690	100%	5,453,241	100%

Timing of revenue recognition

	For the Years ended December 31,
	2024	2023
Point in Time	$4,474,690	$5,453,241
Over Time	-	-
Total Revenue	$4,474,690	$5,453,241

The major customers which individually contributed more than 10% of total revenue of The Company for the years ended December 31, 2024 and 2023 are listed as below:

	For the Years ended December 31,
	2024	2023
Customer A	3%	11%
Customer B	17%	-%
Customer C	10%	-%
Customer D	-%	15%

Advance from clients

Advance from clients is the amount that will be invoiced and recognized as revenue in future periods, at a point in time, when the Company completes its performance obligations.

Changes in advance from clients as follows:

	Years Ended December 31,
	2024	2023	2022

Advance from clients, beginning of the period	$626,851	$187,630	$587,396
Revenue deferred during the period	485,860	633,483	84,945
Recognition of revenue deferred in prior periods	(510,625)	(181,452)	(316,154)
Refund to clients	-	-	(131,590)
Foreign currency translation adjustment	(41,495)	(12,810)	(36,967)
Subtotal	560,591	626,851	187,630
Less: advanced from clients of disposal subsidiaries	71,068	-	-
Advance from clients, end of the period	$489,523	$626,851	$187,630

Advance from clients is mainly consists of the fee for corporate consulting services and corporate business training services.

Cost of Revenues (including continuing and discontinued operations)

Cost of Revenues (including continuing and discontinued operations)

The Company’s service costs primarily include (1) referral fees paid to agent companies for the recommendation of potential clients, (2) service fees paid to outsourcing providers, and (3) commission fees of service personnel paid to third parties and the Company’s staff.

Income Tax (including continuing and discontinued operations)

Income Tax (including continuing and discontinued operations)

The Company accounts for income taxes under ASC 740. Current income taxes are provided based on net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2019 to 2024 are subject to examination by any applicable tax authorities.

Value Added Tax (“VAT”) (including continuing and discontinued operations)

Value Added Tax (“VAT”) (including continuing and discontinued operations)

The Company was subject to VAT at the rate of 6% and related surcharges on revenues generated from provided services for the years ended December 31, 2024, 2023 and 2022. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Company reports revenues net of PRC VAT for all the periods presented in the consolidated statements of (loss) income and comprehensive (loss) income.

And according to the Announcement of the Ministry of Finance and the State Taxation Administration on the Preferential Value-Added Tax Policy for Small-Scale Taxpayers (2023 No. 19) stipulates in Article 2 that for small-scale value-added taxpayers who apply a tax rate of 3% on taxable sales revenue, the value-added tax shall be levied at a reduced rate of 1%.

Foreign Currency Translation and Transaction (including continuing and discontinued operations)

Foreign Currency Translation and Transaction (including continuing and discontinued operations)

The reporting currency of the Company is the USD. Tiancheng Jinhui conducts its business in the local currency, Chinese Yuan (“RMB”), as its functional currency. Except for Tiancheng Jinhui, the Company and its subsidiaries in Cayman Islands, BVI and HK use USD as its functional currency. An entity’s functional currency is the currency of the primary economic environment in which it operates; normally, that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter- company transactions and arrangements.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of income and comprehensive (loss) income.

The consolidated financial statements are presented in USD. Assets and liabilities are translated into USD at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average of the exchange rates in effect during the reporting period. Shareholders’ equity accounts, except for the change in retained earnings, are translated using the historical exchange rates at the date of entry to shareholder equity; the change in retained earnings uses historical exchange rates of each period’s statement of income. Differences resulting from translating functional currencies to the reporting currency are recorded in accumulated other comprehensive (loss) income in the consolidated balance sheets.

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System:

Balance sheet items, except for equity accounts
December 31, 2024	RMB 7.2993 to $1
December 31, 2023	RMB 7.0999 to $1
December 20, 2023	RMB 7.1355 to $1
December 31, 2022	RMB 6.8972 to $1
Statement of income and loss, and cash flows items
For the year ended December 31, 2024	RMB 7.1957 to $1
For the year ended December 31, 2023	RMB 7.0809 to $1
For the period from December 20, 2023 to December 31, 2023	RMB 7.1279 to $1
For the year ended December 31, 2022	RMB 6.7290 to $1

Earnings (loss) Per Share (“EPS”)

Earnings (loss) Per Share (“EPS”)

The Company computes earnings per share (EPS) in accordance with ASC 260, Earnings per Share (ASC 260). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The Company has no dilutive effect due to net loss as of and for the years ended December 31, 2024, 2023 and 2022.

Employee Benefit (including continuing and discontinued operations)

Employee Benefit (including continuing and discontinued operations)

The Company is required under PRC laws and regulations to participate in various government sponsored employee benefit plans, including certain social insurance, housing funds and other welfare-oriented payment obligations, and contribute to the plans in amounts equal to certain percentages of salaries, including bonuses and allowances, of its employees up to a maximum amount specified by the local government from time to time at locations where the Company operates its businesses.

Statutory Reserve (including continuing and discontinued operations)

Statutory Reserve (including continuing and discontinued operations)

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distribute as cash dividends. Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd. was established as a foreign-invested enterprise and therefore is subject to the above-mentioned restrictions on attributable profits.

Comprehensive (loss) income

Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to USD is reported in other comprehensive (loss) income in the consolidated statements of (loss) income and comprehensive (loss) income.

Related Parties (including continuing and discontinued operations)

Related Parties (including continuing and discontinued operations)

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 11.

Business Combinations

Business Combinations

The Company accounts for all business combinations under the purchase method of accounting in accordance with ASC Topic 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to net assets including separately identifiable assets and liabilities the Company acquired, based on their estimated fair value. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in the consolidated statements of comprehensive(loss)/ income. The Company adopted Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 802): Clarifying the Definition of a Business, in determining whether it has acquired a business from January 1, 2023 on a prospective basis and there was no material impact on the consolidated financial statements.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period. Acquisition-related costs are recognized as general and administrative expenses in the consolidated statements of comprehensive (loss) income as incurred. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Acquisitions that do not meet the accounting definition of a business combination are accounted for as asset acquisitions. For transactions determined to be asset acquisitions, the Company allocates the total cost of the acquisition, including transaction costs, to the assets acquired based on their relative fair values.

Goodwill

Goodwill

Goodwill represents the excess of the consideration over the fair value of the net assets acquired at the date of acquisition. Goodwill is not amortized but rather tested for impairment at least annually at the reporting unit level by applying a fair-value based test in accordance with accounting and disclosure requirements for goodwill. This test is performed by management annually or more frequently if the Company believes impairment indicators are present. Goodwill was allocated 100 % to the reporting unit as of December 31, 2023. The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350- 20, Intangibles - Goodwill and Other. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing quantitative impairment test, the Company compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, an impairment loss shall be recognized in an amount equal to that excess.

Impairment loss of $2,973,850 was accrued for the year ended December 31, 2024.

Discontinued operations

Discontinued operations

The Company has adopted ASC Topic 205 “Presentation of Financial Statements” Subtopic 20-45, in determining whether any of its business component(s) classified as held for sale, disposed of by sale or other than by sale is required to be reported in discontinued operations. In accordance with ASC Topic 205-20-45-1, a discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

As of December 30, 2024, The Company’s stockholders approved the proposed sale (the “Disposition”) of institution investors, Bosera Asset Management Co., Ltd. for a purchase price of $480,000. As of December 31, 2024, the Company had no discontinued operation business remaining.

Segment Reporting

Segment Reporting

The Company’s Chief Operating Decision Maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about resource allocation and assessing the Company’s overall performance. As a result, the Company has only one reportable segment. The Company does not differentiate between markets or segments for internal reporting purposes. All of the Company’s operations and long-lived assets are located in the PRC, and substantially all of its revenue is derived from the PRC. Therefore, no geographical segments are presented.

For the years ended December 31, 2024, 2023 and 2022, our segment operating results are consistent with our management’s analysis as described in Item 5.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards. As result of the election, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, this ASU enhances interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. We adopted ASU 2023-07 during the year ended December 31, 2024.

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which amends Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU No.2019-04, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, in May 2019, the FASB issued ASU No. 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief”, and in November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”, and ASU No. 2019-11, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, to provide further clarifications on certain aspects of ASU No. 2016-13 and to extend the nonpublic entity effective date of ASU No. 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022. We adopted the ASU on January 1, 2023 and will apply the guidance prospectively.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification that reduce the likelihood that the disclosure requirements would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. Early application of the amendments is permitted for any annual or interim period which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The adoption of this standard is not expected to have a significant impact on the Company.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income and cash flows.